Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets [Line Items]
Balance at beginning of period	$ 824
Balance at end of period	722	$ 824
Amortized balance at end of period	722	824
Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	1,159	1,488
Additions	17	87
Additions in respect of business combinations from prior year		26
Disposals		(427)
Discontinuance of consolidation	(55)
Translation differences	63	(19)
Reclassification from assets held for sale	(117)	4
Balance at end of period	1,067	1,159
Amortized balance at end of period	1,159	1,159
Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	335	303
Amortization for the year	35	36
Disposals		(2)
Translation differences	14	(4)
Impairment	15
Reclassification from assets held for sale	(54)	2
Balance at end of period	345	335
Amortized balance at end of period	335	335
Goodwill [Member]
Intangible assets [Line Items]
Balance at beginning of period	377
Balance at end of period	326	377
Amortized balance at end of period	326	377
Goodwill [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	398	370
Additions	0	0
Additions in respect of business combinations from prior year		26
Disposals		0
Discontinuance of consolidation	(55)
Translation differences	16	2
Reclassification from assets held for sale	(11)	0
Balance at end of period	348	398
Amortized balance at end of period	398	398
Goodwill [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	21	21
Amortization for the year	0	0
Disposals		0
Translation differences	1	0
Impairment	0
Reclassification from assets held for sale	0	0
Balance at end of period	22	21
Amortized balance at end of period	21	21
Concessions and mining rights [Member]
Intangible assets [Line Items]
Balance at beginning of period	148
Balance at end of period	153	148
Amortized balance at end of period	153	148
Concessions and mining rights [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	205	262
Additions	0	1
Additions in respect of business combinations from prior year		0
Disposals		(52)
Discontinuance of consolidation	0
Translation differences	11	(6)
Reclassification from assets held for sale	0	0
Balance at end of period	216	205
Amortized balance at end of period	205	205
Concessions and mining rights [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	57	52
Amortization for the year	6	5
Disposals		0
Translation differences	0	0
Impairment	0
Reclassification from assets held for sale	0	0
Balance at end of period	63	57
Amortized balance at end of period	57	57
Trademarks [Member]
Intangible assets [Line Items]
Balance at beginning of period	67
Balance at end of period	67	67
Amortized balance at end of period	67	67
Trademarks [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	86	86
Additions	0	1
Additions in respect of business combinations from prior year		0
Disposals		0
Discontinuance of consolidation	0
Translation differences	7	(1)
Reclassification from assets held for sale	(2)	0
Balance at end of period	91	86
Amortized balance at end of period	86	86
Trademarks [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	19	16
Amortization for the year	3	3
Disposals		0
Translation differences	1	0
Impairment	1
Reclassification from assets held for sale	0	0
Balance at end of period	24	19
Amortized balance at end of period	19	19
Technology / patents [Member]
Intangible assets [Line Items]
Balance at beginning of period	46
Balance at end of period	45	46
Amortized balance at end of period	45	46
Technology / patents [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	80	82
Additions	3	1
Additions in respect of business combinations from prior year		0
Disposals		0
Discontinuance of consolidation	0
Translation differences	7	(3)
Reclassification from assets held for sale	(10)	0
Balance at end of period	80	80
Amortized balance at end of period	80	80
Technology / patents [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	34	30
Amortization for the year	5	5
Disposals		0
Translation differences	3	(1)
Impairment	0
Reclassification from assets held for sale	(7)	0
Balance at end of period	35	34
Amortized balance at end of period	34	34
Customer relationships [Member]
Intangible assets [Line Items]
Balance at beginning of period	126
Balance at end of period	89	126
Amortized balance at end of period	89	126
Customer relationships [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	214	212
Additions	0	6
Additions in respect of business combinations from prior year		0
Disposals		0
Discontinuance of consolidation	0
Translation differences	16	(5)
Reclassification from assets held for sale	(47)	1
Balance at end of period	183	214
Amortized balance at end of period	214	214
Customer relationships [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	88	77
Amortization for the year	12	13
Disposals		0
Translation differences	5	(2)
Impairment	0
Reclassification from assets held for sale	(11)	0
Balance at end of period	94	88
Amortized balance at end of period	88	88
Exploration and evaluation assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	26
Balance at end of period	14	26
Amortized balance at end of period	14	26
Exploration and evaluation assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	35	143
Additions	1	19
Additions in respect of business combinations from prior year		0
Disposals		(126)
Discontinuance of consolidation	0
Translation differences	3	(1)
Reclassification from assets held for sale	0	0
Balance at end of period	39	35
Amortized balance at end of period	35	35
Exploration and evaluation assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	9	7
Amortization for the year	1	2
Disposals		0
Translation differences	1	0
Impairment	14
Reclassification from assets held for sale	0	0
Balance at end of period	25	9
Amortized balance at end of period	9	9
Computer application [Member]
Intangible assets [Line Items]
Balance at beginning of period	8
Balance at end of period	15	8
Amortized balance at end of period	15	8
Computer application [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	65	255
Additions	10	59
Additions in respect of business combinations from prior year		0
Disposals		(249)
Discontinuance of consolidation	0
Translation differences	2	(3)
Reclassification from assets held for sale	(1)	3
Balance at end of period	76	65
Amortized balance at end of period	65	65
Computer application [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	57	55
Amortization for the year	3	3
Disposals		(2)
Translation differences	2	(1)
Impairment	0
Reclassification from assets held for sale	(1)	2
Balance at end of period	61	57
Amortized balance at end of period	57	57
Other Intangible Assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	26
Balance at end of period	13	26
Amortized balance at end of period	13	26
Other Intangible Assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	76	78
Additions	3	0
Additions in respect of business combinations from prior year		0
Disposals		0
Discontinuance of consolidation	0
Translation differences	1	(2)
Reclassification from assets held for sale	(46)	0
Balance at end of period	34	76
Amortized balance at end of period	76	76
Other Intangible Assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	50	45
Amortization for the year	5	5
Disposals		0
Translation differences	1	0
Impairment	0
Reclassification from assets held for sale	(35)	0
Balance at end of period	21	50
Amortized balance at end of period	$ 50	$ 50